OPERATING EXPENSES - Taxes and Fees with the Regulatory Authority (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
OPERATING EXPENSES
Turnover tax	$ (205,966)	$ (207,631)	$ (223,001)
Regulatory Entity Fees	(103,166)	(103,692)	(115,643)
Municipal taxes	(50,251)	(55,576)	(63,387)
Other taxes and fees	(37,765)	(53,247)	(61,064)
Total taxes and fees with the regulatory authority	$ (397,148)	$ (420,146)	$ (463,095)